LEASE LIABILITY - (Disclosure of changes in lease obligations) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Opening balance	$ 32,155	$ 0
Acquired - Phyto BrandCo acquisition	0	34,665
Additions - equipment	49,968	0
Interest	3,810	846
Repayments	(22,345)	(3,356)
Closing balance	63,588	32,155
Less: current portion	(17,640)	(10,688)
Long-term portion	$ 45,948	$ 21,467